INTANGIBLE ASSETS - Intangible Assets Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 4,050.8	$ 3,796.3
Business combinations (Note 3)		27.0
Disposal of discontinued operations (Note 2)	(168.0)
Amortization	(129.4)	(122.9)
Impairment reversal – net		6.3
Impairment	(616.3)
Transfers and others	(7.7)	(5.5)
Foreign currency exchange differences	(5.4)	223.2
Intangible assets, end	3,271.9	4,050.8
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	4,990.7
Intangible assets, end	4,722.9	4,990.7
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(939.9)
Intangible assets, end	(1,451.0)	(939.9)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	2,663.3	2,464.3
Business combinations (Note 3)		35.8
Disposal of discontinued operations (Note 2)	(120.4)
Amortization	0.0	0.0
Impairment reversal – net		0.0
Impairment	(568.0)
Transfers and others	0.0	0.0
Foreign currency exchange differences	(3.6)	163.2
Intangible assets, end	1,971.3	2,663.3
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	2,699.7
Intangible assets, end	2,539.3	2,699.7
Goodwill | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(36.4)
Intangible assets, end	(568.0)	(36.4)
Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	294.7	234.4
Business combinations (Note 3)		0.0
Disposal of discontinued operations (Note 2)	(39.1)
Amortization	(37.7)	(31.1)
Impairment reversal – net		6.3
Impairment	(38.8)
Transfers and others	(6.5)	(3.7)
Foreign currency exchange differences	0.1	1.7
Intangible assets, end	287.2	294.7
Capitalized development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	573.3
Intangible assets, end	535.5	573.3
Capitalized development costs | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(278.6)
Intangible assets, end	(248.3)	(278.6)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	554.3	575.0
Business combinations (Note 3)		(11.8)
Disposal of discontinued operations (Note 2)	(1.5)
Amortization	(42.9)	(44.4)
Impairment reversal – net		0.0
Impairment	(2.6)
Transfers and others	0.0	(1.3)
Foreign currency exchange differences	(2.1)	36.8
Intangible assets, end	505.2	554.3
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	829.6
Intangible assets, end	781.8	829.6
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(275.3)
Intangible assets, end	(276.6)	(275.3)
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	253.4	262.8
Business combinations (Note 3)		0.0
Disposal of discontinued operations (Note 2)	0.0
Amortization	(15.8)	(16.1)
Impairment reversal – net		0.0
Impairment	0.0
Transfers and others	(0.3)	0.0
Foreign currency exchange differences	0.2	6.7
Intangible assets, end	246.3	253.4
Licenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	320.9
Intangible assets, end	329.2	320.9
Licenses | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(67.5)
Intangible assets, end	(82.9)	(67.5)
Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	269.6	243.7
Business combinations (Note 3)		3.0
Disposal of discontinued operations (Note 2)	(5.2)
Amortization	(30.5)	(29.5)
Impairment reversal – net		0.0
Impairment	(4.2)
Transfers and others	(0.9)	(0.9)
Foreign currency exchange differences	0.0	14.0
Intangible assets, end	253.4	269.6
Technology, software and ERP | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	513.2
Intangible assets, end	499.8	513.2
Technology, software and ERP | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(243.6)
Intangible assets, end	(246.4)	(243.6)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	15.5	16.1
Business combinations (Note 3)		0.0
Disposal of discontinued operations (Note 2)	(1.8)
Amortization	(2.5)	(1.8)
Impairment reversal – net		0.0
Impairment	(2.7)
Transfers and others	0.0	0.4
Foreign currency exchange differences	0.0	0.8
Intangible assets, end	8.5	15.5
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	54.0
Intangible assets, end	37.3	54.0
Other intangible assets | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(38.5)
Intangible assets, end	(28.8)	(38.5)
Additions – internal development
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	139.1	126.4
Additions – internal development | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	114.5	87.1
Additions – internal development | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	24.6	39.3
Additions – internal development | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	$ 0.0
Additions – acquired separately
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	8.8
Additions – acquired separately | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0
Additions – acquired separately | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0
Additions – acquired separately | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0
Additions – acquired separately | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	8.8
Additions – acquired separately | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0
Additions – acquired separately | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 0.0